Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other liabilities [text block] [Abstract]
Schedule of other liabilities
	2020	2021
	MCh$	MCh$

Accounts and notes payable	273,143	220,422
Documents intermediated (**)	137,546	159,592
Income received in advance (*)	76,228	68,691
Securities unliquidated	2,725	61,238
Cobranding	29,213	35,937
VAT payable	5,742	5,442
Outstanding transactions	725	4,792
Insurance payments	1,802	397
Others	27,219	26,516
Total	554,343	583,027

(*)	In relation to the Strategic Alliance Framework Agreement, on June 4, 2019, Banco de Chile received the payment from the insurance companies for an amount of Ch$149,061 million, which was recorded according to IFRS 15. The related income is recognized over time, depending on compliance with the associated performance obligation.

(**)	This item mainly includes financing of simultaneous operations performed by subsidiary Banchile Corredores de Bolsa S.A.